INCOME TAX - Income (loss) before provision for income taxes (Details)	6 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
INCOME TAX
Outside China areas	$ (2,059,369)	¥ (14,621,317)	¥ (32,395,145)
China	(1,181,776)	(8,390,493)	2,531,634
Loss before income tax	$ (3,241,146)	¥ (23,011,810)	¥ (29,863,511)